Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Forge Nano, Inc.
Operating activities:
Net loss	$ (43,174,000)	$ (26,984,000)
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Depreciation and amortization	2,822,000	1,354,000
Gain/(loss) on reversal of provision for loss on contract	504,000	(2,000)
Amortization of debt discount	2,859,000	2,963,000
Loss on extinguishment of debt	3,841,000
Change in fair value of contingent consideration for Sundew ALD acquisition	748,000	811,000
Noncash interest expense	0	17,000
Change in fair value of warrant liabilities	(640,000)	366,000
Amortization of noncash lease expense	2,315,000	429,000
Amortization of intangible assets	203,000	253,000
Changes in operating assets and liabilities (used in) provided by cash, cash equivalents, and restricted cash:
Accounts receivable	(344,000)	944,000
Contract assets - unbilled accounts receivable	(2,926,000)	(2,643,000)
Inventory	(1,092,000)	(150,000)
Prepaid expenses and other current assets	(544,000)	(157,000)
Deposits	(3,420,000)	(2,964,000)
Accounts payable	380,000	1,175,000
Deferred revenue	114,000	369,000
Accrued and other current liabilities	19,000	(209,000)
Operating lease liabilities	2,566,000	(364,000)
Net cash used in operating activities	(34,346,000)	(23,772,000)
Cash Flows from Investing Activities
Purchase of property and equipment	(882,000)	(12,553,000)
Net cash used in investing activities	(882,000)	(12,553,000)
Cash Flows from Financing Activities
Cash paid on principal of debt	(7,512,000)
Series D funding issuance costs	(845,000)
Payment of offering costs		(1,011,000)
Cash paid for acquisition (Note 8)	(350,000)	(350,000)
Proceeds from issuance of preferred stock, net of issuance costs		6,290,000
Proceeds from issuance of Series D convertible note	1,150,000	1,924,000
Proceeds from issuance of Series D preferred stock	39,973,000
Proceeds from warrants exercised		234,000
Proceeds from options exercised	3,000
Net cash provided by financing activities	32,419,000	7,087,000
Net Decrease in Cash, Cash Equivalents, and Restricted Cash	(2,809,000)	(29,238,000)
Cash at beginning of period	12,238,000	41,476,000
Cash at end of period	9,429,000	12,238,000
Supplemental Disclosure of Noncash Investing and Financing Transactions
Derivative liability recognized in connection with the issuance of convertible note		393,000
Non-cash portion of warrant exercise	104,000	918,000
Lease liabilities arising from obtaining right-of-use assets	59,079,000
Non-cash portion of conversion of convertible debt to Series D preferred stock	2,755,000
Fair value of Series D preferred stock in exchange for warrant exercise	3,158,000
Fair value of Series D preferred stock in exchange for debt forgiveness	2,000,000
Forge Nano, Inc. | Employees
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Stock-based compensation	851,000	620,000
Forge Nano, Inc. | Board of directors
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Stock-based compensation	$ 572,000	$ 400,000